Notes Payable	12 Months Ended
Mar. 31, 2026
Notes Payable [Abstract]
Notes Payable

7. Notes Payable

	As of March 31,
	2026	2025
(A) HSBC – Bridge loan	$-	$932
(B) HSBC – Overdraft facility	5,923	5,404
(C) HSBC – Factoring agreement with recourse	3,823	1,546
(D) HSBC – Term loans	233	594
(E) HSBC – Mortgage loan	4,293	4,336
(F) Convertible promissory note	2,028	-
	16,300	12,812
Less: current portion	(10,145)	(8,481)
Notes payable, net of current portion	$6,155	$4,331

(A)	In October 2020, the Company’s subsidiary Primech A&P obtained a loan in the principal amount of approximately $3,711 (SGD 5,000) from the Lender. The loan bore interest at the rate 2% per annum, was payable in monthly instalments of approximately $77 (SGD 104) each, and will matured in March, 2026. The loan was secured by all the assets of the Primech A&P and was guaranteed by the shareholders of the Parent. The balance of the loan was approximately $932 (SGD 1,250) at March 31, 2025. During the year ended March 31, 2026, the Company has fully repaid the balance.

(B)	In prior periods and through March 31, 2024, certain of the Company’s subsidiaries obtained overdraft facilities from HSBC with an aggregate credit limit of $5,819 (SGD 7,842). The credit facilities are subject to annual review and are due on demand. In October 2024, certain of overdraft facilities were renewed and the aggregate credit limit of overdraft is increased to $6,488 (S$8,700). The bank granted a temporary increase in the credit limit of an additional $1,239 (SGD 1,600) from January 2026 through June 2026. The overdraft facilities permit the subsidiaries to borrow funds on a revolving line of credit up to the credit limit and bear interest at the rate 0.5% per annum below HSBC prevailing Prime Lending rate (total rate was 5.5% at March 31, 2026). The loans are secured by all term deposit accounts of the subsidiaries, and all monies debenture (mortgage) over all present and future assets of Primech A&P, and are guaranteed by certain directors and the Parent. At March 31, 2026, the balance of the overdraft facilities was approximately $5,923 (SGD 7,648) and approximately $1,804 (SGD 2,652) was unutilized under the overdraft facility.

(C)	In July 2018, Primech A&P, entered into with recourse receivables purchase (accounts receivable purchase agreement) with HSBC. Under the terms of the facility, Primech A&P agreed to sell to HSBC (“Factor”) certain customer accounts receivables due A&P. All amounts due under the terms of agreement is limited to approximately $2,968 (SGD 4,000), and is guaranteed by (a) security over receivables; (b) debentures (mortgages) over all present and future assets; and (c) an unlimited guarantee provided by certain directors. Primech A&P pays a discount charge calculated based on the SIBOR plus 3%, which charge is based on the outstanding gross amount of accounts receivable factored. The facility was further renewed in September 2024, with reduced limit of approximately $4,474 (SGD 6,000) and the discount charge rate revised to the Bank’s Cost of Funds plus 1.5%. The facility is subject to annual review and is due on demand. The bank granted a temporary increase in the credit limit of an additional $2,556 (SGD 3,300) from January 2026 through March 2026 and $1,162 (SGD1,500) from April 2026 through June 2026. The applicable Bank’s Cost of Funds as of March 31, 2026 was 1.16%, and the total rate was 2.66%. The maturity of the each of the factored invoice is 60 days after the draw down.

In July 2020, Maint-Kleen entered into with recourse receivables purchase facility (accounts receivable purchase agreement) with HSBC. Under the terms of the facility, Maint-Kleen agreed to sell to HSBC (“Factor”) certain customer accounts receivables due A&P. All amounts due under the terms of agreement is limited to approximately $1,336 (SGD 1,800), and is guaranteed by (a) security over receivables; (b) debentures (mortgages) over all present and future assets; and (c) an unlimited guarantee provided by certain directors. Primech A&P and Maint-Kleen pays a discount charge calculated based on the SIBOR plus 3%, which charge is based on the outstanding gross amount of accounts receivable factored. The facility was further renewed in September 2024, with limit reduced to approximately $746 (SGD 1,000) and the discount charge rate revised to the Bank’s Cost of Funds plus 1.5%. The facility is subject to annual review and is due on demand. The applicable Bank’s Cost of Funds as of March 31, 2026 was 1.16%, and the total rate was 2.66%. The maturity of the each of the factored invoice is 60 days after the draw down.

Under the terms of these facilities, all factored receivables are sold with recourse, which requires Primech A&P and Maint-Kleen to repurchase any receivables, if demanded, not paid on time. Accordingly, such receivables are accounted for as a secured financing arrangement and not as a sale of financial assets. At March 31, 2026 and 2025, the Company had sold to HSBC with recourse accounts receivable of approximately $8,900 (SGD 11,492) and approximately $6,756 (SGD 9,060) which are included in accounts receivable on the accompanying consolidated balance sheets. At March 31, 2026, balance outstanding was approximately $3,823 (SGD 4,937) and approximately $4,153 (SGD 5,363) was available under the recourse receivables purchase facility.

(D)	On April 1, 2021, the Company acquired 80% of interest of CSG Industries Pte Ltd and a term loan was among the liabilities assumed. The term loan facility was drawn down in December, 2011 amounting to approximately $346 (SGD 468). The loans bore interest at the rate 0.75% plus Commercial Financing Rate (“CFR”) (CFR was 5.05% at March 31, 2025, total loan rate was 5.80% ), payable in monthly instalments of approximately $3 (SGD 4) each, and mature in October 2026. The loan was secured by a mortgage over a property owned by CSG located in Singapore and a personal guarantee for a maximum amount of approximately $384 (SGD 530) by the minority shareholder of CSG. During the year ended March 31, 2025, repayments of approximately $34 (SGD 46) was made on the term loan facility. At March 31, 2025, approximately $27 (SGD 36) was outstanding under the loan. The loan was fully repaid during the year ended March 31, 2026.

In June 28, 2022 Primech A&P obtained one term loan facility for approximately $976 (SGD 1,400) from HSBC to finance the purchase of machinery and equipment and/or vehicles in relation to a project. Approximately $976 (SGD 1,400) was drawn down in July 2022. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 1.16% at March 31, 2026, total loan rate was 4.16%), are payable in monthly installments of approximately $20 (SGD 29) each, and mature in July 2026. The loan is secured by all present and future assets owned by Primech A&P and a joint and several guarantee for an unlimited amount by certain directors, the Company and the Parent. During the year ended March 31, 2025, the Company paid down approximately $258 (SGD 350). Net amount due at March 31, 2025 amounted to approximately $348 (SGD 467). During the year ended March 31, 2026, the Company paid down approximately $271 (SGD 350). Net amount due at March 31, 2026 amounted to approximately $90 (SGD 117).

On December 28, 2022 Primech A&P obtained one term loan facility for approximately $293 (SGD 400) from HSBC to finance the purchase of machinery and equipment and/or vehicles in relation to a project. Approximately $242 (SGD 330) was drawdown in April 2023. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 1.16% at March 31, 2026, total loan rate was 4.16%), are payable in monthly installments of approximately $7 (SGD 9) each, and mature in April 2026. The loan is secured by all present and future assets owned by Primech A&P and a joint and several guarantee for an unlimited amount by certain directors, the Company and the Parent. During the year ended March 31, 2025, the Company paid down approximately $81 (SGD 110). Net amount due at March 31, 2025 amounted to approximately $89 (SGD 119). During the year ended March 31, 2026, the Company paid down approximately $85 (SGD 110). Net amount due at March 31, 2026 amounted to approximately $7 (SGD 9).

On October 17, 2024, Primech AI obtained one term loan facility for approximately $373 (SGD 500) from HSBC for working capital use. Approximately $134 (SGD 180) was drawdown in February 2025. The facility shall be repaid no later than thirty-six months from the date of the utilization of the facility. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 1.16% at March 31, 2026, total loan rate was 4.16%), are payable in monthly installments of approximately $4 (SGD 5) each, and mature in February 2028. The loan is secured by a joint and several guarantee for an unlimited amount by certain directors of the fellow subsidiaries, the Company and Primech A&P. Repayments of approximately $4 (SGD 5) were made on the term loan facility during the year ended March 31, 2025. Net amount due at March 31, 2025 amounted to approximately $130 (SGD 175). Approximately $47 (SGD 60) was drawdown in March 2026. Repayments of approximately $47 (SGD 60) were made on the term loan facility during the year ended March 31, 2025. Net amount due at March 31, 2026 amounted to approximately $136 (SGD 175).

(E)	On April 27, 2021, Primech A&P completed the acquisition of two office units (“properties”) located in Singapore for approximately $6,705 (SGD 9,035). The purchase price was made up of cash consideration of approximately $1,692 (SGD 2,280) and a loan obtained from HSBC of approximately $5,013 (SGD 6,755). The full amount of the loan was drawn down on April 1, 2021. The loans bear interest at the rate 1.80% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 1.16% at March 31, 2026, total loan rate was 2.96%), and will mature in March, 2041. The loan is secured by the properties and a joint and several guarantee by certain directors, the Company and the Parent. During the year ended March 31, 2025, the Company paid down approximately $167 (SGD 225). The balance of the loan was approximately $4,336 (SGD 5,814) at March 31, 2025. During the year ended March 31, 2026, the Company paid down approximately $210 (SGD 270). The balance of the loan was approximately $4,293 (SGD 5,544) at March 31, 2026.

(F)	On December 31, 2025, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor, pursuant to which the Company agreed to issue and sell a series of senior unsecured convertible promissory notes (“CPN”) in the aggregate principal amount of $4,000, which are convertible into the Company’s ordinary shares. Each CPN will bear interest at a rate of 7% per annum. In January 2026, the Company issued a $2,000 CPN to this institutional investor (see Note 13). No repayment is made during the year ended March 31, 2026. The Company evaluated the embedded conversion features under ASC 815-15 and ASC 815-40 and determined that they are not required to be bifurcated from the debt host, as the features are indexed to the Company’s own equity and meet the conditions for equity classification. Accordingly, the convertible note is accounted for as debt and carried at amortized cost.

Primech A&P has certain financial covenants prescribed in the financing agreements of bridge loan (A), overdraft facility (B), factoring agreement with recourse (C), and term loans (D). Primech A&P is required to maintain, during the term of the financing agreements relating to each of these facilities, a minimum adjusted tangible net worth of $7.0 million (SGD 10.0 million), and a gearing ratio, defined as to the ratio of total bank debt to tangible net worth (or adjusted tangible net worth, as the case may be), of not more than 2.2. As of March 31, 2026, we are in compliance of the financial covenants.

At March 31, 2026 and 2025, certain of the group’s executive officer and beneficial owners had executed guarantees in favor of HSBC to secure the Bridge loan, the Factoring agreement with recourse, the term loans, and the Overdraft facility. In addition, the Parent had executed a guarantee in favor of HSBC to secure the Factoring agreement with recourse, the term loans, the Overdraft facility and the mortgage loan.

Future minimum principal payment obligations under the notes payable are as follows:

As of March 31, 2026
2027	$10,145
2028	302
2029	2,272
2030	252
2031	259
2032 onward	3,070
Total minimum debt payments	16,300
Less: Current portion of long-term debt	(10,145)
Long-term debt	$6,155